SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of concentration of credit risk) (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenue [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	98.00%	80.00%	82.00%	88.00%	95.00%	36.00%
Revenue [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	2.00%	20.00%	17.00%	12.00%	3.00%	32.00%
Revenue [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	0.00%	1.00%	0.00%	2.00%	18.00%
Accounts Receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage			0.00%	68.00%
Accounts Receivable [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage			0.00%	30.00%
Accounts Receivable [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage			0.00%	21.00%
Accounts Receivable [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage					75.00%	56.00%
Accounts Receivable [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage					25.00%	41.00%
Accounts Receivable [Member] | Customer F [Member]
Concentration Risk [Line Items]
Concentration risk percentage					0.00%	1.00%